Revenue - Contract - Summary of Due From Customers for Contract Work and Due to Customers for Contract Work (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of disaggregation of revenue from contracts with customers [line items]
Due from customers for contract work	₩ 1,580,558	₩ 1,487,559
Due to customers for contract work	(727,902)	(452,839)
Construction contract in progress	₩ 852,656	₩ 1,034,720